Capital (Tables)	12 Months Ended
Dec. 31, 2021
Capital
Schedule of shares issued and outstanding

Shares issued and outstanding are as follows:

Cost:	Number of shares	Capital
Balance, December 31, 2019	13,129,212	$1,636
Balance, December 31, 2020	13,129,212	1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695